Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' equity
Stockholders' equity

Note 19—Stockholders' equity

        At both December 31, 2012 and 2011, the Company had 2,819 million authorized shares, of which 2,315 million were registered and issued.

        At the Annual General Meeting of Shareholders (AGM) held in April 2012 and at the AGM held in April 2011, shareholders approved the payment of a dividend of 0.65 Swiss francs per share and 0.60 Swiss francs per share, respectively, both out of the capital contribution reserve in stockholders' equity of the unconsolidated statutory financial statements of ABB Ltd, prepared in accordance with Swiss law. The dividends were paid in May 2012 (amounting to $1,626 million) and May 2011 (amounting to $1,569 million), respectively. In April 2010, at the AGM, shareholders approved the payment of a dividend in the form of a nominal value reduction of 0.51 Swiss francs per share, reducing the nominal value of ABB Ltd's shares from 1.54 Swiss francs per share to 1.03 Swiss francs per share. The distribution, paid in July 2010 and equivalent to $1,112 million, resulted in a reduction in "Capital stock and additional paid-in capital".

        During 2010, the Company purchased on the open market an aggregate of 12.1 million of its own shares for use in connection with its employee incentive plans. These transactions resulted in an increase in treasury stock of $228 million. During 2012 and 2011 there were no purchases or sales of treasury stock on the open market.

        Upon and in connection with each launch of the Company's MIP, the Company sold call options to a bank at fair value, giving the bank the right to acquire shares equivalent to the number of shares represented by the MIP warrant and WAR awards to participants. Under the terms of the agreement with the bank, the call options can only be exercised by the bank to the extent that MIP participants have either sold or exercised their warrants or exercised their WARs.

        In 2012, 2011 and 2010, the bank exercised certain of the call options it held. As a consequence, in 2012, the Company delivered 2.7 million shares out of treasury stock and in 2011 and 2010, the Company delivered 6.0 million and 2.1 million shares, respectively, from contingent capital.

        At December 31, 2012, such call options representing 8.5 million shares and with strike prices ranging from 15.75 to 36.40 Swiss francs were held by the bank. The call options expire in periods ranging from May 2013 to May 2018. However, only 1.8 million of these instruments, with strike prices ranging from 19.00 to 36.40 Swiss francs, could be exercised at December 31, 2012, under the terms of the agreement with the bank.

        In addition to the above, at December 31, 2012, the Company had further outstanding obligations to deliver:

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  up to 2.7 million shares, at a strike price of 26.00 Swiss francs, relating to the options granted under the 2007 launch of the MIP, vesting in May 2010 and expiring in May 2013,

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  up to 2.9 million shares, at a strike price of 36.40 Swiss francs, relating to the options granted under the 2008 launch of the MIP, vesting in May 2011 and expiring in May 2014,

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  up to 4.5 million shares, at a strike price of 19.00 Swiss francs, relating to the options granted under the 2009 launch of the MIP, vesting in May 2012 and expiring in May 2015,

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  up to 7.4 million shares, at a strike price of 22.50 Swiss francs, relating to the options granted under the 2010 launch of the MIP, vesting in May 2013 and expiring in May 2016,

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  up to 8.9 million shares, at a strike price of 25.50 Swiss francs, relating to the options granted under the 2011 launch of the MIP, vesting in May 2014 and expiring in May 2017,

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  up to 17.1 million shares, at a weighted-average strike price of 16.07 Swiss francs, relating to the options granted under the 2012 launches of the MIP, vesting in May 2015 and expiring in May 2018,

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  up to 4.4 million shares, at a strike price of $18.30 (to employees in the U.S. and Canada) and at a strike price of 17.08 Swiss francs (to employees in other countries) under the ESAP, vesting and expiring in November 2013,

  •
  up to 1.6 million shares free-of-charge to Eligible Participants under the 2012, 2011 and 2010 launches of the LTIP, vesting and expiring in May 2015, March 2014 and March 2013, respectively, and

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  approximately 2 million shares in connection with certain other share-based payment arrangements with employees.

        See Note 18 for a description of the above share-based payment arrangements.

        In November 2012 and 2010, the Company delivered 2.3 million and 3.2 million shares, respectively, from treasury stock, under the ESAP. In 2011, the number of shares delivered under the ESAP was not significant.

        Amounts available to be distributed as dividends to the stockholders of ABB Ltd are based on the requirements of Swiss law and ABB Ltd's Articles of Incorporation, and are determined based on amounts presented in the unconsolidated financial statements of ABB Ltd, Zurich, prepared in accordance with Swiss law. At December 31, 2012, of the 12,357 million Swiss francs ($13,504 million) total stockholders' equity reflected in such unconsolidated financial statements, 2,384 million Swiss francs ($2,605 million) represents share capital and 9,973 million Swiss francs ($10,899 million) represent reserves. Of these reserves, legal reserves for own shares of 395 million Swiss francs ($432 million) and ordinary legal reserves of 1,000 million Swiss francs ($1,093 million) are restricted.

        In February 2013, the Company announced that a proposal will be put to the 2013 AGM to distribute 0.68 Swiss francs per share to shareholders.